Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share
Earnings per share

14.        Earnings per share

Basic earnings per share

The earnings and weighted average number of ordinary shares used in the calculation of basic earnings per share are as follows:

	Year ended	Year ended	Year ended *
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Profit for the year attributable to owners of the Company	134,055	179,679	376,630
Distribution to perpetual subordinated convertible securities holders	(6,300)	—	—
Earnings used in the calculation of basic earnings per share	127,755	179,679	376,630
Weighted average number of ordinary shares for the purposes of basic earnings per share	4,976,275,431	4,628,850,686	4,221,765,945
Basic earnings per share	$0.03	$0.04	$0.09

*The basic per share and weighted average number of ordinary shares for 2016 have been adjusted to reflect the impact of the Share Consolidation, on the basis that every ten ordinary shares of US$0.0004 each consolidated into one ordinary share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016.

Diluted earnings per share

The earnings used in the calculation of diluted earnings per share are as follows:

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Earnings used in the calculation of basic earnings per share	127,755	179,679	376,630
Interest expense from convertible bonds	—	905	16,352
Earnings used in the calculation of diluted earnings per share	127,755	180,584	392,982
Weighted average number of ordinary shares used in the calculation of basic earnings per share	4,976,275,431	4,628,850,686	4,221,765,945
Employee option and restricted share units	36,411,011	44,496,788	36,240,710
Convertible bonds	—	38,241,356	575,099,614
Perpetual subordinated convertible securities	—	1,848,513	—
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	5,012,686,442	4,713,437,343	4,833,106,269
Diluted earnings per share	$0.03	$0.04	$0.08

During the year ended December 31, 2018, the Group had 14,115,014 weighted average outstanding employee stock options (2017: 5,214,138 and 2016: 19,757,421*) excluded from the computation of diluted earnings per share due to the exercise price higher than the average market price of the ordinary shares, 371,589,975 potential shares upon the conversion of convertible bonds (2017: 377,137,509 and 2016: nil) and 163,815,024 potential shares upon the conversion of perpetual subordinated convertible securities (2017: nil and 2016: nil) excluded from the computation of diluted earnings per share due to anti-dilutive effect.

*The diluted earnings per share and weighted average number of ordinary shares and options for 2016 have been adjusted to reflect the impact of the Share Consolidation, on the basis that every ten ordinary shares of US$0.0004 each consolidated into one ordinary share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016.